Leasee - Summary of Present Value Recognized in the Consolidated Balance Sheet is Presented - (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	R$ 271,372	R$ 260,453
Current [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	6,038	4,798
Current [member] | Not later than three months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	333	320
Current [member] | Later than three months and not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	945	886
Non-current [member] | Later than one year and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	2,830	2,457
Non-current [member] | Later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	R$ 1,930	R$ 1,135